COMMITMENT AND CONTINGENT LIABILITIES (Narrative) (Details) - Sweet Im Ltd [Member] - USD ($) $ in Thousands	May 28, 2014	Nov. 30, 2012
Business Acquisition [Line Items]
Percentage of shares acquired		100.00%
Maximum subsequent consideration due for acquisition		$ 7,500
Estimated contingent payment	$ 2,500